Distribution Date:	09/12/23	CFCRE 2016-C6 Mortgage Trust
Determination Date:	09/06/23
Next Distribution Date:	10/13/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	19,554,054.28	614,434.14	49,862.84	0.00	0.00	664,296.98	18,939,620.14	32.01%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	203,096,906.40	0.00	499,279.89	0.00	0.00	499,279.89	203,096,906.40	32.01%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	267,118,000.00	0.00	716,098.84	0.00	0.00	716,098.84	267,118,000.00	32.01%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	23.80%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	18.33%	17.50%
C	12532ABC2	4.317160%	37,408,000.00	37,408,000.00	0.00	134,580.27	0.00	0.00	134,580.27	37,408,000.00	13.13%	12.75%
D	12532AAA7	4.317160%	42,331,000.00	42,331,000.00	0.00	152,291.42	0.00	0.00	152,291.42	42,331,000.00	7.25%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	46,859.82	0.00	0.00	46,859.82	19,689,000.00	4.51%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	18,742.50	0.00	0.00	18,742.50	7,875,000.00	3.42%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	24,573,939.83	0.00	42,862.33	0.00	0.00	42,862.33	24,573,939.83	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	720,088,900.51	614,434.14	1,957,777.28	0.00	0.00	2,572,211.42	719,474,466.37

X-A	12532ABD0	1.217148%	551,281,000.00	489,768,960.68	0.00	496,767.62	0.00	0.00	496,767.62	489,154,526.54
X-B	12532ABE8	0.694361%	98,443,000.00	98,443,000.00	0.00	56,962.46	0.00	0.00	56,962.46	98,443,000.00
X-E	12532AAL3	1.461160%	19,689,000.00	19,689,000.00	0.00	23,973.98	0.00	0.00	23,973.98	19,689,000.00
X-F	12532AAN9	1.461160%	7,875,000.00	7,875,000.00	0.00	9,588.86	0.00	0.00	9,588.86	7,875,000.00
X-G	12532AAQ2	1.461160%	30,517,880.00	24,573,939.83	0.00	29,922.05	0.00	0.00	29,922.05	24,573,939.83
Notional SubTotal			707,805,880.00	640,349,900.51	0.00	617,214.97	0.00	0.00	617,214.97	639,735,466.37

Deal Distribution Total					614,434.14	2,574,992.25	0.00	0.00	3,189,426.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	588.51665202	18.49257028	1.50071751	0.00000000	0.00000000	0.00000000	0.00000000	19.99328779	570.02408174
A-2	12532AAY5	923.16775636	0.00000000	2.26945405	0.00000000	0.00000000	0.00000000	0.00000000	2.26945405	923.16775636
A-3	12532AAZ2	1,000.00000000	0.00000000	2.68083334	0.00000000	0.00000000	0.00000000	0.00000000	2.68083334	1,000.00000000
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.59763339	0.00000000	0.00000000	0.00000000	0.00000000	3.59763339	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	3.59763341	0.00000000	0.00000000	0.00000000	0.00000000	3.59763341	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
G	12532AAG4	805.23089513	0.00000000	1.40449894	0.51195070	18.54685483	0.00000000	0.00000000	1.40449894	805.23089513
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	888.41980892	0.00000000	0.90111508	0.00000000	0.00000000	0.00000000	0.00000000	0.90111508	887.30525184
X-B	12532ABE8	1,000.00000000	0.00000000	0.57863393	0.00000000	0.00000000	0.00000000	0.00000000	0.57863393	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	1.21763320	0.00000000	0.00000000	0.00000000	0.00000000	1.21763320	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	1.21763302	0.00000000	0.00000000	0.00000000	0.00000000	1.21763302	1,000.00000000
X-G	12532AAQ2	805.23089513	0.00000000	0.98047604	0.00000000	0.00000000	0.00000000	0.00000000	0.98047604	805.23089513

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	49,862.84	0.00	49,862.84	0.00	0.00	0.00	49,862.84	0.00
A-2	08/01/23 - 08/30/23	30	0.00	499,279.89	0.00	499,279.89	0.00	0.00	0.00	499,279.89	0.00
A-3	08/01/23 - 08/30/23	30	0.00	716,098.84	0.00	716,098.84	0.00	0.00	0.00	716,098.84	0.00
X-A	08/01/23 - 08/30/23	30	0.00	496,767.62	0.00	496,767.62	0.00	0.00	0.00	496,767.62	0.00
X-B	08/01/23 - 08/30/23	30	0.00	56,962.46	0.00	56,962.46	0.00	0.00	0.00	56,962.46	0.00
X-E	08/01/23 - 08/30/23	30	0.00	23,973.98	0.00	23,973.98	0.00	0.00	0.00	23,973.98	0.00
X-F	08/01/23 - 08/30/23	30	0.00	9,588.86	0.00	9,588.86	0.00	0.00	0.00	9,588.86	0.00
X-G	08/01/23 - 08/30/23	30	0.00	29,922.05	0.00	29,922.05	0.00	0.00	0.00	29,922.05	0.00
A-M	08/01/23 - 08/30/23	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	08/01/23 - 08/30/23	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	08/01/23 - 08/30/23	30	0.00	134,580.27	0.00	134,580.27	0.00	0.00	0.00	134,580.27	0.00
D	08/01/23 - 08/30/23	30	0.00	152,291.42	0.00	152,291.42	0.00	0.00	0.00	152,291.42	0.00
E	08/01/23 - 08/30/23	30	0.00	46,859.82	0.00	46,859.82	0.00	0.00	0.00	46,859.82	0.00
F	08/01/23 - 08/30/23	30	0.00	18,742.50	0.00	18,742.50	0.00	0.00	0.00	18,742.50	0.00
G	08/01/23 - 08/30/23	30	550,387.04	58,485.98	0.00	58,485.98	15,623.65	0.00	0.00	42,862.33	566,010.69
Totals			550,387.04	2,590,615.90	0.00	2,590,615.90	15,623.65	0.00	0.00	2,574,992.25	566,010.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,189,426.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,610,431.46	Master Servicing Fee	12,648.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,434.98
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	310.04
ARD Interest	0.00	Operating Advisor Fee	1,933.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,610,431.46	Total Fees	19,815.58

Principal		Expenses/Reimbursements
Scheduled Principal	614,434.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,973.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,649.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	614,434.14	Total Expenses/Reimbursements	15,623.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,574,992.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	614,434.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,189,426.39
Total Funds Collected	3,224,865.60	Total Funds Distributed	3,224,865.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	720,088,900.51	720,088,900.51	Beginning Certificate Balance	720,088,900.51
(-) Scheduled Principal Collections	614,434.14	614,434.14	(-) Principal Distributions	614,434.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	719,474,466.37	719,474,466.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	720,069,480.55	720,069,480.55	Ending Certificate Balance	719,474,466.37
Ending Actual Collateral Balance	719,518,797.41	719,518,797.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP
	9,999,999 or less	13	69,449,809.88	9.65%	36	4.6455	1.379257	1.39 or less	8	153,755,691.27	21.37%	36	4.7909	1.040096
10,000,000 to 19,999,999		9	121,579,685.73	16.90%	34	4.8100	2.007997	1.40 to 1.44	1	7,538,410.80	1.05%	37	4.7710	1.415900
20,000,000 to 29,999,999		5	104,495,595.18	14.52%	33	4.9676	1.539882	1.45 to 1.54	2	17,509,230.78	2.43%	37	4.7000	1.507657
	30,000,000 or greater	7	340,000,000.00	47.26%	37	3.5944	3.487829	1.55 to 1.99	14	161,770,357.97	22.48%	35	4.8648	1.752545
	Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213	2.00 to 2.49	3	69,878,014.34	9.71%	37	4.0484	2.164898
								2.50 or greater	6	225,073,385.63	31.28%	37	3.2160	4.686972
								Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	83,949,375.58	11.67%	37	4.5252	NAP
							Defeased	15	83,949,375.58	11.67%	37	4.5252	NAP
California	7	99,816,230.31	13.87%	36	4.4252	1.723106
							Lodging	6	96,103,613.83	13.36%	34	5.2343	1.802152
Florida	2	41,901,778.06	5.82%	37	4.8285	1.668846
							Mixed Use	2	66,043,729.05	9.18%	38	4.6339	1.029308
Georgia	3	42,000,660.19	5.84%	34	4.8658	2.358814
							Office	9	200,189,374.61	27.82%	36	3.6547	4.040702
Indiana	1	12,933,901.85	1.80%	34	4.9800	0.664700
							Other	59	23,901,594.42	3.32%	30	4.2810	1.783116
Maryland	1	20,635,937.78	2.87%	38	5.1180	1.907900
							Retail	25	249,286,778.89	34.65%	37	4.0337	2.406761
Massachusetts	2	72,748,005.41	10.11%	35	2.8753	6.273003
							Totals	116	719,474,466.37	100.00%	36	4.2093	2.536213
Minnesota	1	3,019,996.90	0.42%	34	4.7500	1.863700
New Hampshire	6	18,815,414.35	2.62%	34	4.8400	0.969600
New Jersey	10	3,109,530.59	0.43%	29	4.3000	1.803700
New Mexico	1	3,766,645.60	0.52%	38	5.2180	1.581800
New York	4	15,814,574.46	2.20%	36	4.1370	1.187135
North Carolina	3	14,703,461.72	2.04%	38	4.9268	2.137206
North Dakota	1	3,583,047.17	0.50%	34	4.7500	1.863700
Pennsylvania	12	18,909,604.41	2.63%	33	4.8714	1.458078
Tennessee	2	21,935,020.06	3.05%	34	5.1105	1.724537
Texas	2	13,779,715.52	1.92%	30	5.3574	1.764888
Virginia	37	83,251,778.09	11.57%	37	3.1970	3.838323
Washington	3	136,492,968.77	18.97%	38	3.9857	2.419894
Wisconsin	3	8,306,819.56	1.15%	34	4.7500	1.863700
Totals	116	719,474,466.37	100.00%	36	4.2093	2.536213

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP
	3.7499% or less	7	257,900,000.00	35.85%	37	3.1559	4.239367	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	3,901,594.41	0.54%	35	4.1835	1.677600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	8	139,479,787.50	19.39%	36	4.5558	1.390158	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	15	186,738,418.73	25.95%	36	4.9394	1.562950	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	47,505,290.15	6.60%	31	5.4845	2.127209	49 months or greater	34	635,525,090.79	88.33%	36	4.1676	2.654016
	Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213	Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP
	117 months or less	34	635,525,090.79	88.33%	36	4.1676	2.654016	Interest Only	10	377,900,000.00	52.52%	37	3.6266	3.325078
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	257,625,090.79	35.81%	35	4.9611	1.669662
	Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,949,375.58	11.67%	37	4.5252	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,000,000.00	5.70%	38	3.0941	3.931220	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	572,189,170.60	79.53%	36	4.2283	2.619897	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	22,335,920.19	3.10%	35	4.5830	1.183611
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	719,474,466.37	100.00%	36	4.2093	2.536213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	09/06/23
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	09/06/23
2	453011369	OF	Boston	MA	Actual/360	2.798%	168,667.86	0.00	0.00	08/06/26	11/06/28	--	70,000,000.00	70,000,000.00	09/06/23
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	09/01/23
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	09/01/23
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	08/06/23
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	09/01/23
6	407004649	RT	Miami	FL	Actual/360	4.818%	165,953.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	09/06/23
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	103,661.52	37,017.83	0.00	N/A	05/06/26	--	22,214,637.58	22,177,619.75	09/06/23
8	407004629	RT	Various	Various	Actual/360	4.840%	90,023.57	36,477.04	0.00	N/A	07/06/26	--	21,599,896.80	21,563,419.76	08/06/23
9	407004654	RT	Stamford	CT	Actual/360	4.001%	73,753.40	38,452.74	0.00	N/A	10/06/26	--	21,406,924.34	21,368,471.60	09/06/23
10	306851010	LO	Baltimore	MD	Actual/360	5.118%	91,088.86	32,411.93	0.00	N/A	11/06/26	--	20,668,349.71	20,635,937.78	09/06/23
11	303161075	LO	Nashville	TN	Actual/360	5.116%	88,785.46	34,959.37	0.00	N/A	07/01/26	--	20,153,577.26	20,118,617.89	09/01/23
12	407004627	RT	Norcross	GA	Actual/360	4.500%	74,645.10	37,079.01	0.00	N/A	07/06/26	--	19,263,252.90	19,226,173.89	09/06/23
13	407004656	IN	Detroit	MI	Actual/360	4.896%	80,481.69	33,572.29	0.00	N/A	11/06/26	--	19,089,584.80	19,056,012.51	09/06/23
14	407000623	98	Various	Various	Actual/360	4.300%	74,055.56	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	09/06/23
15	407004637	OF	Breinigsville	PA	Actual/360	5.000%	66,578.04	27,365.74	0.00	N/A	07/06/26	--	15,463,285.93	15,435,920.19	08/06/23
16	306851016	RT	Various	Various	Actual/360	4.750%	61,098.30	27,581.75	0.00	N/A	07/06/26	--	14,937,445.38	14,909,863.63	09/06/23
17	306851017	LO	Savannah	GA	Actual/360	5.584%	67,843.51	35,858.09	0.00	N/A	05/06/26	--	14,109,243.72	14,073,385.63	09/06/23
18	303161080	LO	Indianapolis	IN	Actual/360	4.980%	55,563.55	23,008.97	0.00	N/A	07/01/26	--	12,956,910.82	12,933,901.85	09/01/23
19	407004632	MH	Various	Various	Actual/360	4.850%	49,353.57	21,330.75	0.00	N/A	08/06/26	--	11,817,282.01	11,795,951.26	09/06/23
20	303161081	RT	Ceres	CA	Actual/360	4.580%	47,776.47	19,734.90	0.00	N/A	09/01/26	--	12,114,050.22	12,094,315.32	09/01/23
21	407000609	OF	Sherman	TX	Actual/360	5.489%	53,284.53	18,954.83	0.00	N/A	01/06/26	--	11,273,239.60	11,254,284.77	09/06/23
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	45,629.51	18,539.96	0.00	N/A	11/06/26	--	10,670,380.41	10,651,840.45	09/06/23
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	33,874.00	16,361.40	0.00	N/A	11/01/26	--	8,717,462.07	8,701,100.67	09/01/23
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	31,279.13	14,735.24	0.00	N/A	11/06/26	--	7,936,235.04	7,921,499.80	09/06/23
26	407004648	IN	Various	Various	Actual/360	4.545%	30,567.61	12,728.21	0.00	N/A	10/06/26	--	7,810,311.39	7,797,583.18	09/06/23
27	407004647	RT	Various	Various	Actual/360	4.771%	31,022.62	12,682.52	0.00	N/A	10/06/26	--	7,551,093.32	7,538,410.80	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	303161085	Various Grand Prairie		TX	Actual/360	3.830%	22,488.20	14,457.48	0.00	N/A	09/01/26	--	6,818,624.63	6,804,167.15	09/01/23
30	303161084	LO	Brea	CA	Actual/360	5.080%	27,035.93	16,274.72	0.00	N/A	09/01/26	--	6,180,425.65	6,164,150.93	09/01/23
31	407004664	MH	Savannah	GA	Actual/360	5.020%	26,648.45	10,611.14	0.00	N/A	11/06/26	--	6,164,658.82	6,154,047.68	09/06/23
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	06/06/22
33	306851033	MU	Sacramento	CA	Actual/360	4.663%	24,310.11	10,547.99	0.00	N/A	07/06/26	--	6,054,277.04	6,043,729.05	09/06/23
34	407004662	RT	Sonoma	CA	Actual/360	4.968%	23,205.31	9,421.62	0.00	N/A	11/06/26	--	5,424,337.08	5,414,915.46	09/06/23
35	306851035	OF	Seattle	WA	Actual/360	4.728%	22,399.61	8,819.72	0.00	N/A	07/06/26	--	5,501,788.49	5,492,968.77	09/06/23
37	407004651	LO	Mesquite	NV	Actual/360	4.980%	17,801.77	7,237.53	0.00	N/A	10/06/26	--	4,151,209.17	4,143,971.64	09/06/23
38	306851038	98	New York	NY	Actual/360	4.184%	14,083.71	7,878.75	0.00	08/06/26	08/06/28	--	3,909,473.16	3,901,594.41	09/06/23
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	16,952.77	6,272.16	0.00	N/A	11/06/26	--	3,772,917.76	3,766,645.60	09/06/23
40	306851040	OF	Morganton	NC	Actual/360	4.846%	16,238.90	4,859.08	0.00	N/A	10/06/26	--	3,891,473.24	3,886,614.16	09/06/23
41	303161086	SS	Copperas Cove	TX	Actual/360	3.910%	11,646.99	7,242.66	0.00	N/A	09/01/26	--	3,459,217.23	3,451,974.57	09/01/23
42	407004610	MF	Oshkosh	WI	Actual/360	5.140%	14,972.10	5,480.79	0.00	N/A	05/06/26	--	3,382,676.78	3,377,195.99	09/06/23
43	407004635	RT	Brandon	FL	Actual/360	5.050%	8,284.54	3,322.91	0.00	N/A	08/06/26	--	1,905,100.97	1,901,778.06	09/06/23
44	407004642	RT	Madisonville	TN	Actual/360	5.050%	7,912.55	3,155.02	0.00	N/A	09/06/26	--	1,819,557.19	1,816,402.17	09/06/23
Totals							2,610,431.46	614,434.14	0.00				720,088,900.51	719,474,466.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,774,360.47	6,374,100.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	76,080,243.03	39,108,420.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	38,554,216.00	9,584,567.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,391,938.89	717,966.75	01/01/23	03/31/23	--	0.00	0.00	238,105.83	238,105.83	0.00	0.00
5	27,257,864.28	12,836,621.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,533,182.00	1,661,788.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	125,674.87	0.00
7	5,127,494.47	5,559,026.40	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	26,563.44	0.00
8	2,150,406.00	415,558.00	01/01/23	03/31/23	--	0.00	0.00	126,035.61	126,035.61	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,588,409.45	3,083,404.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,077,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,407,538.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	13,820,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,113,780.00	0.00	--	--	--	0.00	0.00	93,610.89	93,610.89	0.00	0.00
16	7,999,076.00	6,194,114.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	18,738,046.00	10,379,738.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	789,767.49	858,007.37	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,317,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,722,411.00	869,023.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,683,584.71	977,054.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,065,714.11	285,305.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,117,058.45	522,188.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	191,750.60	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,088,125.13	1,011,565.75	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	190,701.28	0.00	--	--	02/06/23	1,289,892.47	89,815.54	17,216.33	269,698.33	521.20	0.00
33	491,324.00	278,546.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	592,821.62	316,978.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	657,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	10,346,308.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	485,388.00	479,576.95	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	409,252.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	268,435.00	128,554.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	251,438.50	63,317.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	249,684,080.88	104,304,712.05				1,289,892.47	89,815.54	474,968.66	727,450.66	152,759.51	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.209303%	4.162096%	36
08/11/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.209854%	4.162634%	37
07/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210401%	4.163169%	38
06/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210988%	4.163742%	39
05/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,592,458.22	4.211528%	4.164271%	40
04/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,610,565.59	4.214152%	4.166906%	41
03/10/23	0	0.00	0	0.00	2	11,752,993.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.220880%	4.172052%	42
02/10/23	0	0.00	0	0.00	2	11,763,539.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221544%	4.172699%	43
01/12/23	0	0.00	0	0.00	2	11,771,963.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222073%	4.173215%	44
12/12/22	1	21,900,705.42	0	0.00	2	11,780,349.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222599%	4.173727%	45
11/14/22	1	21,938,719.86	0	0.00	2	11,789,395.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.223165%	4.174279%	46
10/13/22	0	0.00	0	0.00	2	11,797,704.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.223684%	4.174786%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306851004	08/06/23	0	B	238,105.83	238,105.83	0.00	60,000,000.00
8	407004629	08/06/23	0	B	126,035.61	126,035.61	46,993.20	21,599,896.80	03/01/18	9
15	407004637	08/06/23	0	B	93,610.89	93,610.89	0.00	15,463,285.93	01/03/22	98
32	306851032	06/06/22	14	6	17,216.33	269,698.33	521.20	6,900,000.00	09/10/19	13
Totals					474,968.66	727,450.66	47,514.40	103,963,182.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		237,535,821	230,635,821	6,900,000		0
37 - 48 Months		337,037,051	337,037,051	0		0
49 - 60 Months		3,901,594	3,901,594	0		0
> 60 Months		141,000,000	141,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	719,474,466	712,574,466	0	0	6,900,000	0
Aug-23	720,088,901	713,188,901	0	0	6,900,000	0
Jul-23	720,700,777	713,800,777	0	0	6,900,000	0
Jun-23	721,356,222	714,456,222	0	0	6,900,000	0
May-23	721,962,822	715,062,822	0	0	6,900,000	0
Apr-23	724,208,623	717,308,623	0	0	6,900,000	0
Mar-23	729,665,727	717,912,733	0	0	11,752,993	0
Feb-23	730,417,944	718,654,404	0	0	11,763,540	0
Jan-23	731,024,871	719,252,908	0	0	11,771,964	0
Dec-22	731,629,271	697,948,215	21,900,705	0	11,780,350	0
Nov-22	732,278,786	698,550,670	21,938,720	0	11,789,395	0
Oct-22	732,877,959	721,080,255	0	0	11,797,705	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	407004629	21,563,419.76	21,599,896.80	23,500,000.00	08/09/23	367,968.75	0.96960	03/31/23	07/06/26	277
15	407004637	15,435,920.19	15,463,285.93	102,000,000.00	05/03/16	5,779,659.00	1.38030	12/31/21	07/06/26	273
32	306851032	6,900,000.00	6,900,000.00	6,300,000.00	01/24/23	189,889.28	0.74360	12/31/21	09/06/26	I/O
Totals		43,899,339.95	43,963,182.73	131,800,000.00		6,337,517.03

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	407004629	RT	Various	03/01/18	9

Counsel has been engaged. A consent and modification of the loan was finalized effective 11/30/18 pending post-closing deliverables. Special Servicer is evaluating a swale easement and ground lease consent request. Borrower has completed the post closing deliverables for the consent effective 11/30/18. Only remaining post closing deliverable is payment of attorney's fees. Preparing to send the loan back to Master Servicing. Borrower has indicated that approximately 70% of their tenants are closed due to C OVID. Borrower decided to bring the Loan current instead of continuing with their COVID related forbearance request. Special Servicer is documenting a ground lease consent. Borrower started construction on improvements prior to full Lender approval. Speci al Servicer is negotiating with Borrower and evaluating resolution options. Borrower has initiated a suit against Lender seeking a declaratory judgment that Borrower is not in default. Special

Servicer is evaluating the complaint and available options. Sp ecial Servicer mediated with Borrower on 1/31/2022. Special Servicer documented terms of the approved settlement agreement. Special Servicer will work to return the Loan to Master

Servicing.

15	407004637	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023; the tenant subsequently renewed in Q1 2023. The Loan is payment current and Special Servicer is monitoring Property performance.

32	306851032	RT	NY	09/10/19	13

The Loan was transferred to Special Servicing due to Payment Default; other covenant defaults also existed and continue to exist. On July 6, 2022, the Special Servicer sent the Borrower a notice of default for the Payment Default and other covenant defaul ts that remain outstanding. The Special Servicer is currently dual tracking reinstatement/settlement discussions with foreclosure proceedings.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
7	407004633	0.00	5.41900%	0.00	5.41900%	10	06/08/20	06/06/20	06/02/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
17	306851017	0.00	5.58400%	0.00	5.58400%	10	08/06/20	07/06/20	06/19/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
33	306851033	0.00	4.66300%	0.00	4.66300%	10	08/06/20	08/06/20	07/27/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
37	407004651	0.00	4.98000%	0.00	4.98000%	10	09/08/20	09/06/20	08/20/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161090 04/12/21	10,331,598.78	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	19,602.43	3,710,020.61	50.40%
36	407004683 04/12/23	4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	0.00	2,233,919.94	37.23%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,203,318.33	39,500,000.00	6,779,970.89	871,794.32	6,779,970.89	5,908,176.57	5,963,542.98	0.00	19,602.43	5,943,940.55

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161090	04/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	407004660	07/12/23	0.00	0.00	3,710,020.61	0.00	0.00	(2,732.40)	0.00	0.00	3,710,020.61
		08/12/22	0.00	0.00	3,712,753.01	0.00	0.00	(210.75)	0.00	0.00
		08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
36	407004683	04/12/23	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,943,940.55	0.00	0.00	5,943,940.55	0.00	0.00	5,943,940.55

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,649.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	3,973.67	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,649.98	0.00	0.00	3,973.67	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,623.65

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27